Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable [Member]
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	¥ 37	$ 5